Taxation	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Taxation
10.
Taxation
(a)
Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)
Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)
Hong Kong

Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)
PRC

Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and “Software Enterprise” (“SE”), and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%, Qualified SE is entitled to an exemption from income tax for the first two years, commencing from the first profitable year, and a reduction of half tax rate for the next three years.

Beijing Kuwo and a subsidiary of the Group, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”), have been recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15% for the years ended December 31, 2020, 2021 and 2022. Guangzhou Kugou has also been recognized as HNTE by the relevant government authorities and was entitled to a preferential tax rate of 15% for the years ended December 31, 2020 and subject to the unified CIT rate of 25% for the year ended December 31, 2021 and 2022. For the years ended December 31, 2020 and 2021, Yeelion Online and TME Tech Shenzhen were entitled to a reduced tax rate of 12.5%. For the year ended December 31, 2022, Yeelion Online and TME Tech Shenzhen were recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15%. Yeelion Online Network Technology (Tianjin) Co., Ltd. (“Yeelion Online Tianjin”) and Guangzhou Shiyinlian Software Technology Co., Ltd. (“Shiyinlian”) were qualified as SE and have been entitled to tax holidays for the year ended December 31, 2020 (i.e. their first profitable year in 2019), and they were entitled to a reduced tax rate of 12.5% for the years ended December 31, 2021 and 2022.

Certain subsidiaries of the Group are entitled to other tax concession, mainly include the preferential tax rate of 15% applicable to some subsidiaries located in certain area of PRC upon fulfillment of certain requirements of the respective local government.

Furthermore, certain subsidiaries of the Group are subject to other preferential tax treatment for certain reduced tax rates ranging from 2.5% to 9%.

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Current income tax	634	530	604
Deferred income tax (note b)	(178)	(113)	(70)
Total income tax expense	456	417	534

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2020, 2021 and 2022, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,632	3,632	4,373
Tax calculated at a tax rate of 25%	1,158	908	1,093
Effects of different tax rates applicable to different subsidiaries of the Group	34	29	(22)
Effects of tax holiday on assessable profit of certain subsidiaries	(214)	(34)	-
Effects of preferential tax rate on assessable profit of certain subsidiaries	(631)	(664)	(764)
Expense not deductible for tax purposes	82	191	222
Income not subject to tax	-	(3)	-
Unrecognized deferred income tax assets	46	27	44
Utilization of previously unrecognized tax assets	(11)	(38)	(33)
Others	(8)	1	(6)
	456	417	534

The aggregate amount and per share effect of the tax holiday are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Effects of tax holiday on assessable profit of certain subsidiaries	214	34	-
Per ordinary share effect—basic	0.06	0.01	-
Per ordinary share effect—diluted	0.06	0.01	-

The Group’s profit before tax consists of:

	Year ended December 31,
	2020 RMB’million	2021 RMB’million	2022 RMB’million
Non-PRC	(4)	(5)	219
PRC	4,636	3,637	4,154
	4,632	3,632	4,373

(b)
Deferred income tax

	As at December 31,
	2021	2022
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayments	134	134
Deferred revenue	83	49
Accruals	118	159
Others	15	9
Total deferred tax assets	350	351
Set-off of deferred tax liabilities pursuant to set-off provisions	(4)	(4)
Net deferred tax assets	346	347
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	275	215
Total deferred tax liabilities	275	215
Set-off of deferred tax liabilities pursuant to set-off provisions	(4)	(4)
Net deferred liabilities	271	211

The recovery of deferred income tax:

	As at December 31,
	2021	2022
	RMB’million	RMB’million
Deferred tax assets:
to be recovered after more than 12 months	48	12
to be recovered within 12 months	298	335
	346	347
Deferred tax liabilities:
to be recovered after more than 12 months	201	152
to be recovered within 12 months	70	59
	271	211

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2021	105	55	136	12	308
Credited/(charged) to income statement	29	28	(18)	3	42
At December 31, 2021	134	83	118	15	350
(Charged)/credited to income statement	-	(34)	41	(6)	1
At December 31, 2022	134	49	159	9	351

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2021 and 2022, the Group did not recognize deferred income tax assets of RMB130 million and RMB136 million respectively in respect of cumulative tax losses amounting to RMB674 million and RMB671 million respectively. These tax losses will expire from 2023 to 2027.

The movements of deferred income tax liabilities were as follows:

Intangible assets
RMB’million
At January 1, 2021	270
Credited to income statement	(71)
Business combinations	76
At December 31, 2021	275
Credited to income statement	(69)
Business combinations	9
At December 31, 2022	215